Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 537,325	$ 74,030	¥ 664,769
Restricted cash	28,261	3,894	191,365
Accounts receivable, net of allowance of RMB 13,793 and RMB 13,331 as of August 31, 2022 and 2023, respectively	19,209	2,647	18,084
Other receivables, deposits and other assets, net of allowance of RMB 1,677 and RMB 957 as of August 31, 2022 and 2023, respectively	148,679	20,483	112,762
Inventories	5,480	755	6,869
Assets held for sale			11,258
Total current assets	927,399	127,772	1,201,733
Restricted cash – non current	1,650	227	1,650
Property and equipment, net	414,225	57,070	393,277
Intangible assets, net	343,077	47,268	322,896
Goodwill, net	1,328,872	183,086	1,433,916
Long-term investments, net	36,070	4,970	40,486
Prepayments for construction contracts	1,711	236	4,894
Deferred tax assets, net	1,810	249	85,103
Other non-current assets, net of allowance of RMB 237 and RMB 286 as of August 31, 2022 and 2023, respectively	15,249	2,101	15,343
Operating lease right-of-use assets – non current	1,549,447	213,475	1,453,833
Total non-current assets	3,692,111	508,682	3,751,398
TOTAL ASSETS	4,619,510	636,454	4,953,131
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 6,154 and RMB 3,638 as of August 31, 2022 and 2023, respectively)	105,193	14,493	100,229
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB 27,790 and RMB 74,317 as of August 31, 2022 and 2023, respectively)	279,690	38,535	262,490
Short-term loans (including short-term loans of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB nil and RMB nil as of August 31, 2022 and 2023, respectively)			149,239
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 19,983 and RMB 23,422 as of August 31, 2022 and 2023, respectively)	99,367	13,690	85,856
Contract liabilities – current (including contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 107,494 and RMB 111,592 as of August 31, 2022 and 2023, respectively)	541,683	74,630	516,731
Refund liabilities – current (including refund liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 9,458 and RMB 7,606 as of August 31, 2022 and 2023, respectively)	17,572	2,421	20,517
Operating lease liabilities – current (including operating lease liabilities - current of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 20,779 and RMB 22,365 as of August 31, 2022 and 2023, respectively)	125,447	17,283	104,515
Total current liabilities	1,480,403	203,962	1,582,609
Non-current contract liabilities (including non-current portion of contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 1,108 and RMB 1,147 as of August 31, 2022 and 2023, respectively)	2,116	292	2,203
Deferred tax liabilities, net (including deferred tax liabilities, net of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 9,551 and RMB 7,375 as of August 31, 2022 and 2023, respectively)	42,093	5,799	21,707
Long-term loan (including long-term loan of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB nil and RMB nil as of August 31, 2022 and 2023, respectively)			633
Other non-current liabilities due to related parties (including other non-current liabilities due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 11,197 and RMB nil as of August 31, 2022 and 2023, respectively)			11,197
Operating lease liabilities – non current (including operating lease liabilities – non current of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 72,464 and RMB 64,013 as of August 31, 2022 and 2023, respectively)	1,523,242	209,865	1,439,239
Total non-current liabilities	1,567,451	215,956	1,474,979
TOTAL LIABILITIES	3,047,854	419,918	3,057,588
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 118,669,795 shares issued and outstanding as of August 31, 2022 and 2023, respectively)	8	1	8
Additional paid-in capital	1,697,370	233,856	1,693,358
Statutory reserves	20,155	2,777	14,872
Accumulated other comprehensive income	172,230	23,729	34,401
Accumulated deficit	(473,154)	(65,189)	(72,737)
Shareholders’ equity	1,416,609	195,174	1,669,902
Non-controlling interests	155,047	21,362	225,641
TOTAL EQUITY	1,571,656	216,536	1,895,543
TOTAL LIABILITIES AND EQUITY	4,619,510	636,454	4,953,131
Related Parties
Current assets
Amounts due from related parties, net of allowance of RMB 572 and RMB 13,399 as of August 31, 2022 and 2023, respectively	188,445	25,963	196,626
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 294,164 and RMB 255,453 as of August 31, 2022 and 2023, respectively)	¥ 311,451	$ 42,910	¥ 343,032